POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 25, 2013 TO THE PROSPECTUS
DATED AUGUST 30, 2013 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Important Notice Regarding Change in the Name for the PowerShares DWA Technical LeadersTM Portfolio (the "Fund")

Effective October 4, 2013, the name of the Fund will change to the PowerShares DWA Momentum Portfolio. Therefore, on that date, all references to the name of the Fund hereby are replaced with PowerShares DWA Momentum Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-1 092513

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 25, 2013 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2013

Important Notice Regarding Change in the Name for the PowerShares DWA Technical LeadersTM Portfolio (the "Fund")

Effective October 4, 2013, the name of the Fund will change to the PowerShares DWA Momentum Portfolio. Therefore, on that date, all references to the name of the Fund hereby are replaced with the PowerShares DWA Momentum Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 092513